UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Intermediate Income Trust

QUARTERLY REPORT

July 31, 2011

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 95.3%
Airlines – 0.3%
Continental Airlines, Inc., FRN, 0.602%, 2013	$2,210,372	$2,088,800

Asset-Backed & Securitized – 3.0%
Anthracite Ltd., “A”, CDO, FRN, 0.547%, 2019 (z)	$1,093,095	$931,864
Commercial Mortgage Acceptance Corp., FRN, 1.843%, 2030 (i)	9,452,310	426,873
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	2,000,000	2,138,826
Falcon Franchise Loan LLC, FRN, 3.305%, 2023 (i)(z)	4,669,810	268,514
FUEL Trust, 4.207%, 2016 (n)	1,970,000	2,002,594
Goldman Sachs Mortgage Securities Corp. II, 5.587%, 2038	3,298,761	3,493,811
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	2,300,000	2,399,060
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	630,000	645,037
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	3,000,000	3,292,443
Lehman Brothers/UBS Commercial Mortgage Trust, 5.642%, 2032	2,030,780	2,149,526
Mercedes-Benz Auto Lease Trust, “A2”, 0.79%, 2013 (n)	2,500,000	2,502,991
Nationstar Home Equity Loan Trust, FRN, 0.317%, 2036	303,293	293,472
Wachovia Bank Commercial Mortgage Trust, 5.418%, 2045	2,000,000	2,178,103

		$22,723,114

Automotive – 1.1%
Harley-Davidson Financial Services, 3.875%, 2016 (n)	$2,880,000	$2,966,723
RCI Banque S.A., 4.6%, 2016 (n)	2,110,000	2,198,574
Toyota Motor Credit Corp., 3.2%, 2015	2,740,000	2,888,294

		$8,053,591

Banks & Diversified Financials (Covered Bonds) – 0.6%
BNP Paribas Home Loan, 2.2%, 2015 (n)	$2,640,000	$2,617,806
Compagnie de Financement Foncier, 2.125%, 2013 (n)	1,600,000	1,623,688

		$4,241,494

Broadcasting – 0.3%
CBS Corp., 5.75%, 2020	$940,000	$1,047,158
WPP Finance, 8%, 2014	812,000	950,939

		$1,998,097

Brokerage & Asset Managers – 0.3%
TD Ameritrade Holding Co., 4.15%, 2014	$2,007,000	$2,138,527

Building – 0.2%
CRH PLC, 8.125%, 2018	$1,160,000	$1,390,692

Cable TV – 0.8%
DIRECTV Holdings LLC, 5.875%, 2019	$1,400,000	$1,596,535
Myriad International Holdings B.V., 6.375%, 2017 (n)	1,825,000	1,973,373
Time Warner Cable, Inc., 5.4%, 2012	2,670,000	2,784,263

		$6,354,171

Chemicals – 1.3%
Dow Chemical Co., 8.55%, 2019	$3,190,000	$4,214,290
PPG Industries, Inc., 5.75%, 2013	3,465,000	3,716,091
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016	1,463,000	1,635,543

		$9,565,924

Computer Software – 0.3%
Adobe Systems, Inc., 3.25%, 2015	$1,950,000	$2,055,875

Conglomerates – 0.6%
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	$4,460,000	$4,883,352

Consumer Products – 1.0%
Newell Rubbermaid, Inc., 5.5%, 2013	$1,015,000	$1,080,146
Royal Philips Electronics N.V., 4.625%, 2013	4,290,000	4,528,271

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – continued
Whirlpool Corp., 8%, 2012	$2,165,000	$2,277,842

		$7,886,259

Consumer Services – 0.4%
Western Union Co., 5.4%, 2011	$3,000,000	$3,042,432

Defense Electronics – 0.4%
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	$1,575,000	$1,609,029
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	1,400,000	1,625,263

		$3,234,292

Emerging Market Quasi-Sovereign – 4.6%
Banco del Estado de Chile, 4.125%, 2020 (n)	$228,000	$228,369
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	1,430,000	1,562,990
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	992,000	989,520
BNDES Participacoes S.A., 6.5%, 2019 (n)	3,267,000	3,708,045
BNDES Participacoes S.A., 5.5%, 2020 (n)	138,000	146,280
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	1,090,000	1,099,398
CNPC (HK) Overseas Capital Ltd., 5.95%, 2041 (n)	207,000	214,768
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	1,312,000	1,412,052
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	840,000	836,517
Development Bank of Kazakhstan, 5.5%, 2015 (n)	2,378,000	2,479,065
Empresa Nacional del Petroleo, 6.25%, 2019	723,000	801,343
Empresa Nacional del Petroleo, 5.25%, 2020 (n)	188,000	196,189
Gaz Capital S.A., 8.125%, 2014 (n)	2,036,000	2,323,687
Majapahit Holding B.V., 7.75%, 2020 (n)	871,000	1,062,620
Pemex Project Funding Master Trust, 5.75%, 2018	760,000	843,974
Petrobras International Finance Co., 3.875%, 2016	572,000	593,139
Petrobras International Finance Co., 7.875%, 2019	1,777,000	2,189,292
Petroleos Mexicanos, 8%, 2019	776,000	972,018
Petroleos Mexicanos, 6%, 2020	2,970,000	3,305,610
Petroleos Mexicanos, 5.5%, 2021	1,158,000	1,235,586
Petroleos Mexicanos, 5.5%, 2021 (z)	157,000	169,052
Petronas Capital Ltd., 7.875%, 2022	1,089,000	1,427,695
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,584,000	1,861,200
SCF Capital Ltd., 5.375%, 2017 (n)	860,000	858,925
Transnet Ltd., 4.5%, 2016 (n)	212,000	222,802
VEB Finance Ltd., 6.902%, 2020 (n)	1,699,000	1,843,415
VTB Capital S.A., 6.465%, 2015 (n)	857,000	908,420
VTB Capital S.A., 6.551%, 2020 (n)	1,339,000	1,364,173

		$34,856,144

Emerging Market Sovereign – 0.6%
Republic of Lithuania, 6.125%, 2021 (n)	$116,000	$123,685
Republic of Peru, 9.875%, 2015	485,000	608,675
Republic of Poland, 5.125%, 2021	220,000	228,800
Republic of South Africa, 5.5%, 2020	2,423,000	2,674,386
Republic of South Africa, 6.25%, 2041	1,088,000	1,194,080
Republic of Sri Lanka, 6.25%, 2020 (n)	147,000	152,145

		$4,981,771

Energy - Independent – 0.1%
Talisman Energy, Inc., 7.75%, 2019	$480,000	$603,852

Energy - Integrated – 2.1%
BP Capital Markets PLC, 4.5%, 2020	$853,000	$912,214
BP Capital Markets PLC, 4.742%, 2021	1,810,000	1,966,885
Hess Corp., 8.125%, 2019	1,230,000	1,595,971

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – continued
Husky Energy, Inc., 5.9%, 2014	$2,755,000	$3,083,928
Petro-Canada, 6.05%, 2018	904,000	1,056,749
Petro-Canada Financial Partnership, 5%, 2014	2,140,000	2,355,881
Royal Dutch Shell PLC, 3.1%, 2015	2,710,000	2,892,033
TOTAL S.A., 3%, 2015	1,860,000	1,968,836

		$15,832,497

Financial Institutions – 1.3%
General Electric Capital Corp., 5.45%, 2013	$2,000,000	$2,127,670
General Electric Capital Corp., 4.8%, 2013	2,120,000	2,254,595
General Electric Capital Corp., 6%, 2019	1,180,000	1,334,097
NYSE Euronext, Inc., 4.8%, 2013	4,000,000	4,270,520

		$9,986,882

Food & Beverages – 3.4%
Anheuser-Busch InBev S.A., 7.75%, 2019	$4,080,000	$5,316,583
Cadbury Schweppes U.S. Finance, 5.125%, 2013	1,590,000	1,721,196
Conagra Foods, Inc., 5.875%, 2014	2,240,000	2,469,311
Diageo Capital PLC, 7.375%, 2014	2,200,000	2,539,513
Dr Pepper Snapple Group, Inc., 1.7%, 2011	2,340,000	2,350,801
Dr Pepper Snapple Group, Inc., 2.35%, 2012	1,650,000	1,682,970
Kraft Foods, Inc., 6.75%, 2014	1,390,000	1,583,121
Kraft Foods, Inc., 6.125%, 2018	1,310,000	1,548,178
Miller Brewing Co., 5.5%, 2013 (n)	2,200,000	2,380,796
Wm. Wrigley Jr. Co., 2.45%, 2012 (n)	4,070,000	4,075,149

		$25,667,618

Food & Drug Stores – 0.1%
CVS Caremark Corp., 3.25%, 2015	$1,096,000	$1,152,179

Forest & Paper Products – 0.4%
Inversiones CMPC S.A., 4.75%, 2018 (n)	$1,125,000	$1,154,042
Votorantim Participacoes S.A., 6.75%, 2021 (n)	2,063,000	2,217,725

		$3,371,767

Industrial – 1.1%
Johns Hopkins University, 5.25%, 2019	$4,350,000	$4,959,000
Princeton University, 4.95%, 2019	2,860,000	3,218,930

		$8,177,930

Insurance – 3.0%
ING Bank N.V., FRN, 1.297%, 2013 (n)	$1,230,000	$1,230,079
ING Groep N.V., 5.775% to 2015, FRN to 2049	150,000	135,750
Jackson National Life Global Funding, 5.375%, 2013 (n)	5,000,000	5,346,940
Lincoln National Corp., 4.3%, 2015	1,360,000	1,449,243
Metropolitan Life Global Funding, 5.125%, 2013 (n)	2,815,000	2,992,086
Metropolitan Life Global Funding, 5.125%, 2014 (n)	1,020,000	1,119,211
New York Life Global Funding, 4.65%, 2013 (n)	3,000,000	3,204,702
Principal Financial Group, Inc., 8.875%, 2019	2,230,000	2,891,835
Prudential Financial, Inc., 6.2%, 2015	2,210,000	2,490,480
UnumProvident Corp., 6.85%, 2015 (n)	1,740,000	1,972,250

		$22,832,576

Insurance - Property & Casualty – 1.9%
ACE INA Holdings, Inc., 2.6%, 2015	$2,000,000	$2,030,350
Aon Corp., 3.5%, 2015	2,750,000	2,872,529
AXIS Capital Holdings Ltd., 5.875%, 2020	4,110,000	4,341,890
PartnerRe Ltd., 5.5%, 2020	2,120,000	2,194,291

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		$3,000,000	$2,985,000

			$14,424,060

International Market Quasi-Sovereign – 4.5%
Bank of Ireland, 2.75%, 2012 (n)		$1,610,000	$1,513,384
Canada Housing Trust, 4.6%, 2011 (n)	CAD	3,148,000	3,308,126
Eksportfinans A.S.A., 1.6%, 2014	JPY	350,000,000	4,679,043
Electricite de France PLC, 5.5%, 2014 (n)		$4,750,000	5,235,412
ING Bank N.V., 3.9%, 2014 (n)		3,150,000	3,384,621
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		3,600,000	2,994,538
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		2,315,000	2,466,447
Swedish Export Credit Corp., FRN, 1.01%, 2014		3,300,000	3,357,793
Swedish Housing Finance Corp., 3.125%, 2012 (n)		5,260,000	5,353,297
Westpac Banking Corp., 3.45%, 2014 (n)		2,015,000	2,156,320

			$34,448,981

International Market Sovereign – 20.6%
Federal Republic of Germany, 3.75%, 2015	EUR	8,922,000	$13,795,490
Federal Republic of Germany, 4.25%, 2018	EUR	2,608,000	4,248,802
Government of Bermuda, 5.603%, 2020 (n)		$1,098,000	1,222,898
Government of Canada, 4.5%, 2015	CAD	1,980,000	2,279,533
Government of Canada, 4.25%, 2018	CAD	1,024,000	1,198,094
Government of Canada, 5.75%, 2033	CAD	358,000	519,474
Government of Japan, 1.3%, 2014	JPY	978,000,000	13,142,447
Government of Japan, 1.7%, 2017	JPY	2,201,000,000	30,568,727
Kingdom of Belgium, 5.5%, 2017	EUR	2,494,000	3,882,107
Kingdom of Spain, 4.6%, 2019	EUR	4,110,000	5,413,449
Kingdom of Sweden, 4.5%, 2015	SEK	9,300,000	1,613,317
Kingdom of the Netherlands, 3.75%, 2014	EUR	1,389,000	2,121,133
Kingdom of the Netherlands, 4%, 2016	EUR	2,000,000	3,131,291
Republic of Austria, 4.65%, 2018	EUR	4,138,000	6,634,721
Republic of France, 5%, 2016	EUR	9,214,000	14,931,610
Republic of Iceland, 4.875%, 2016 (n)		$2,587,000	2,603,787
Republic of Italy, 5.25%, 2017	EUR	11,388,000	16,239,047
State of Israel, 5.125%, 2014		$5,000,000	5,451,115
United Kingdom Treasury, 5%, 2012	GBP	6,837,000	11,524,804
United Kingdom Treasury, 8%, 2015	GBP	7,664,000	16,056,211

			$156,578,057

Local Authorities – 1.3%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$2,780,000	$2,839,853
Province of Ontario, 4.75%, 2016		6,000,000	6,781,518

			$9,621,371

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 2017 (n)		$510,000	$579,300

Major Banks – 8.8%
ABN Amro Bank N.V., FRN, 2.022%, 2014 (n)		$3,010,000	$3,070,495
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		2,000,000	1,455,000
Bank of America Corp., 4.9%, 2013		2,300,000	2,406,276
Bank of America Corp., 7.375%, 2014		200,000	223,583
Bank of Tokyo-Mitsubishi UFJ, 2.6%, 2013 (n)		2,930,000	2,989,391
Barclays Bank PLC, 5.125%, 2020		2,760,000	2,834,399
BB&T Corp., 2.05%, 2014		2,030,000	2,067,431
Commonwealth Bank of Australia, 5%, 2019 (n)		2,560,000	2,725,714
Credit Suisse New York, 5.5%, 2014		3,790,000	4,175,545

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Goldman Sachs Group, Inc., 6%, 2014	$2,490,000	$2,735,663
HSBC USA, Inc., 4.875%, 2020	3,370,000	3,392,478
ING Bank N.V., FRN, 1.651%, 2014 (z)	4,650,000	4,655,148
Intesa Sanpaolo S.p.A., FRN, 2.657%, 2014 (n)	1,540,000	1,513,723
JPMorgan Chase & Co., 4.625%, 2021	2,890,000	2,947,222
JPMorgan Chase & Co., FRN, 0.905%, 2013	2,800,000	2,817,895
JPMorgan Chase & Co., FRN, 1.053%, 2014	1,300,000	1,297,928
Kookmin Bank, 7.25%, 2014 (n)	2,100,000	2,387,169
Macquarie Group Ltd., 6%, 2020 (n)	3,361,000	3,397,884
Merrill Lynch & Co., Inc., 6.15%, 2013	2,190,000	2,337,941
Morgan Stanley, 6%, 2014	2,330,000	2,539,558
Morgan Stanley, 6.625%, 2018	1,532,000	1,705,072
Morgan Stanley, 5.625%, 2019	640,000	667,607
Royal Bank of Scotland PLC, 6.125%, 2021	1,800,000	1,885,543
Santander UK PLC, 3.875%, 2014 (n)	3,440,000	3,506,045
Standard Chartered PLC, 3.85%, 2015 (n)	2,320,000	2,431,921
Wells Fargo & Co., 3.75%, 2014	2,900,000	3,074,800
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	1,190,000	1,274,788

		$66,516,219

Medical & Health Technology & Services – 0.2%
Hospira, Inc., 6.05%, 2017	$1,060,000	$1,223,734

Metals & Mining – 1.2%
ArcelorMittal, 6.5%, 2014	$2,070,000	$2,303,376
Gold Fields Ltd., 4.875%, 2020 (n)	3,264,000	3,166,080
Vale Overseas Ltd., 5.625%, 2019	492,000	541,089
Vale Overseas Ltd., 4.625%, 2020	1,561,000	1,611,590
Vale Overseas Ltd., 6.875%, 2039	1,086,000	1,256,064

		$8,878,199

Mortgage-Backed – 7.0%
Fannie Mae, 4.845%, 2013	$1,902,629	$2,000,835
Fannie Mae, 4.609%, 2014	2,767,273	2,978,893
Fannie Mae, 4.841%, 2014	3,158,502	3,392,071
Fannie Mae, 5.412%, 2014	1,829,190	1,990,833
Fannie Mae, 4.62%, 2015	897,535	971,082
Fannie Mae, 4.893%, 2015	1,122,185	1,229,910
Fannie Mae, 5.395%, 2016	1,301,576	1,444,935
Fannie Mae, 5.424%, 2016	2,274,727	2,544,664
Fannie Mae, 6%, 2016	401,738	436,576
Fannie Mae, 5.5%, 2017 - 2025	3,773,181	4,089,749
Fannie Mae, 4.5%, 2019	3,892,834	4,174,456
Fannie Mae, 5%, 2019 - 2025	513,939	555,661
Fannie Mae, 6.5%, 2031	2,890,030	3,305,792
Freddie Mac, 5.5%, 2017 - 2020	4,090,502	4,440,983
Freddie Mac, 6%, 2017 - 2034	870,799	952,727
Freddie Mac, 5%, 2019 - 2020	2,647,130	2,864,011
Freddie Mac, 4.224%, 2020	2,249,154	2,391,399
Freddie Mac, FRN, 3.882%, 2017	1,423,992	1,508,750
Ginnie Mae, 6%, 2033	1,044,222	1,173,152
Ginnie Mae, 6%, 2036 (f)	1,381,653	1,547,496
Ginnie Mae, 5.612%, 2058	4,297,921	4,600,734
Ginnie Mae, 6.357%, 2058	3,939,344	4,259,108

		$52,853,817

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 1.0%
Enterprise Products Operating LP, 5.65%, 2013	$376,000	$402,473
Enterprise Products Operating LP, 3.7%, 2015	2,930,000	3,113,945
Kinder Morgan Energy Partners LP, 5.85%, 2012	2,115,000	2,222,751
TransCanada PipeLines Ltd., 3.4%, 2015	1,957,000	2,084,403

		$7,823,572

Network & Telecom – 0.7%
British Telecommunications PLC, 5.15%, 2013	$943,000	$998,853
Telefonica S.A., 5.877%, 2019	2,940,000	3,071,471
Verizon Communications, Inc., 8.75%, 2018	1,060,000	1,421,105

		$5,491,429

Oil Services – 0.5%
Noble Corp., 5.875%, 2013	$2,200,000	$2,387,273
Noble Corp., 3.45%, 2015	1,030,000	1,087,549

		$3,474,822

Oils – 0.4%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$2,738,000	$2,847,520

Other Banks & Diversified Financials – 4.2%
Banco Santander Chile, 2.875%, 2012 (n)	$1,840,000	$1,853,093
Banco Santander U.S. Debt S.A.U., 2.991%, 2013 (n)	2,100,000	2,055,982
Capital One Financial Corp., FRN, 1.399%, 2014	2,780,000	2,783,189
Citigroup, Inc., 5.5%, 2013	6,500,000	6,892,067
Eurohypo AG, 5.125%, 2016	3,140,000	3,404,551
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	2,556,000	2,963,299
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	3,960,000	4,019,741
Santander Holdings USA, Inc., 4.625%, 2016	450,000	464,911
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,060,000	3,317,777
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,000,000	1,940,000
Union Bank, FRN, 1.202%, 2014	2,500,000	2,504,183

		$32,198,793

Pharmaceuticals – 1.2%
Celgene Corp., 3.95%, 2020	$2,320,000	$2,328,255
Pfizer, Inc., 6.2%, 2019	2,490,000	3,018,849
Roche Holdings, Inc., 6%, 2019 (n)	3,200,000	3,809,744

		$9,156,848

Pollution Control – 0.4%
Republic Services, Inc., 5.25%, 2021	$2,620,000	$2,853,814

Printing & Publishing – 0.1%
Pearson PLC, 5.5%, 2013 (n)	$410,000	$437,944

Real Estate – 0.5%
Kimco Realty Corp., REIT, 6.875%, 2019	$690,000	$815,688
WEA Finance LLC, REIT, 6.75%, 2019 (n)	2,290,000	2,652,022

		$3,467,710

Retailers – 1.5%
AutoZone, Inc., 6.5%, 2014	$2,660,000	$3,000,592
Macy’s, Inc., 8.125%, 2015	2,670,000	3,193,902
Staples, Inc., 9.75%, 2014	2,330,000	2,771,975
Wesfarmers Ltd., 6.998%, 2013 (n)	2,330,000	2,538,039

		$11,504,508

Specialty Chemicals – 0.2%
Airgas, Inc., 2.95%, 2016	$1,900,000	$1,935,574

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Supermarkets – 0.0%
Kroger Co., 5%, 2013	$303,000	$322,600

Supranational – 1.7%
Central American Bank, 4.875%, 2012 (n)	$3,800,000	$3,848,040
Corporacion Andina de Fomento, 6.875%, 2012	6,000,000	6,213,984
Corporacion Andina de Fomento, 5.2%, 2013	3,000,000	3,204,372

		$13,266,396

Telecommunications - Wireless – 1.5%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$2,934,000	$3,276,448
Net Servicos de Comunicacao S.A., 7.5%, 2020	1,006,000	1,161,930
Rogers Communications, Inc., 6.8%, 2018	2,950,000	3,549,590
Vodafone Group PLC, 5%, 2013	3,000,000	3,262,980

		$11,250,948

Tobacco – 1.1%
Altria Group, Inc., 8.5%, 2013	$2,700,000	$3,121,151
B.A.T. International Finance PLC, 8.125%, 2013 (n)	2,250,000	2,583,065
Lorillard Tobacco Co., 8.125%, 2019	1,252,000	1,504,108
Lorillard Tobacco Co., 6.875%, 2020	1,340,000	1,495,662

		$8,703,986

Transportation - Services – 0.2%
ERAC USA Finance Co., 2.75%, 2013 (n)	$1,500,000	$1,534,212

U.S. Government Agencies and Equivalents – 2.2%
Aid-Egypt, 4.45%, 2015	$3,963,000	$4,453,302
National Credit Union Administration Guaranteed Note, 2.9%, 2020	520,000	530,698
Small Business Administration, 6.35%, 2021	1,226,300	1,355,666
Small Business Administration, 6.34%, 2021	867,687	951,096
Small Business Administration, 6.44%, 2021	832,961	914,616
Small Business Administration, 6.625%, 2021	1,103,635	1,215,390
Small Business Administration, 5.34%, 2021	2,660,938	2,872,561
Small Business Administration, 4.93%, 2024	1,245,181	1,342,589
Small Business Administration, 5.36%, 2025	1,594,790	1,745,789
Small Business Administration, 5.39%, 2025	1,155,342	1,263,352

		$16,645,059

U.S. Treasury Obligations – 0.0%
U.S. Treasury Notes, 10.625%, 2015	$30,000	$41,541

Utilities - Electric Power – 5.0%
Allegheny Energy, Inc., 5.75%, 2019 (n)	$2,820,000	$3,068,758
Duke Energy Corp., 5.65%, 2013	1,800,000	1,949,348
Duke Energy Corp., 3.35%, 2015	3,280,000	3,448,815
E.ON International Finance B.V., 5.8%, 2018 (n)	5,000,000	5,709,820
EDP Finance B.V., 6%, 2018 (n)	2,240,000	1,998,400
Enel Finance International S.A., 6.25%, 2017 (n)	2,240,000	2,430,254
Exelon Generation Co. LLC, 5.35%, 2014	2,300,000	2,497,703
Exelon Generation Co. LLC, 5.2%, 2019	1,340,000	1,433,327
Firstenergy Solutions Corp., 6.05%, 2021	1,861,000	2,086,538
Georgia Power Co., 6%, 2013	1,350,000	1,497,694
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	3,950,000	4,025,299
Oncor Electric Delivery Co., 5.95%, 2013	5,060,000	5,512,986
PPL WEM Holdings PLC, 3.9%, 2016 (n)	2,380,000	2,490,282

		$38,149,224

Total Bonds		$723,350,074

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 4.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	30,080,028	$30,080,028

Total Investments		$753,430,102

Other Assets, Less Liabilities – 0.7%		5,234,120

Net Assets – 100.0%		$758,664,222

(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $187,902,674, representing 24.8% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.547%, 2019	1/28/10	$812,625	$931,864
Falcon Franchise Loan LLC, FRN, 3.305%, 2023	1/18/02	176,264	268,514
ING Bank N.V., FRN, 1.651%, 2014	6/01/11	4,650,000	4,655,148
Petroleos Mexicanos, 5.5%, 2021	7/20/11	164,856	169,052

Total Restricted Securities			$6,024,578
% of Net assets			0.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Intermediate Income Trust Fund

Supplemental Information (Unaudited) 7/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forward foreign currency exchange contracts, and swap contracts. The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$16,686,600	$—	$16,686,600
Non-U.S. Sovereign Debt	—	244,131,349	—	244,131,349
Corporate Bonds	—	232,859,576	—	232,859,576
Residential Mortgage-Backed Securities	—	53,147,289	—	53,147,289
Commercial Mortgage-Backed Securities	—	13,948,096	—	13,948,096
Asset-Backed Securities (including CDOs)	—	8,481,546	—	8,481,546
Foreign Bonds	—	154,095,618	—	154,095,618
Mutual Funds	30,080,028	—	—	30,080,028

Total Investments	$30,080,028	$723,350,074	$—	$753,430,102

Other Financial Instruments
Futures	$805,816	$—	$—	$805,816
Swaps	—	85,658	—	85,658
Forward Foreign Currency Exchange Contracts	—	(2,854,496)	—	(2,854,496)

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Intermediate Income Trust Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$701,756,036

Gross unrealized appreciation	$58,019,828
Gross unrealized depreciation	(6,345,762)

Net unrealized appreciation (depreciation)	$51,674,066

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 7/31/11

Forward Foreign Currency Exchange Contracts at 7/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	UBS AG	853,336	10/12/11	$1,221,056	$1,224,068	$3,012
SELL	EUR	UBS AG	49,207,954	9/15/11	70,897,836	70,635,892	261,944

							$264,956

Liability Derivatives
SELL	CAD	UBS AG	6,886,879	10/12/11	$7,160,928	$7,196,644	$(35,716)
SELL	GBP	Barclays Bank PLC	7,746,739	10/12/11	12,361,781	12,706,342	(344,561)
SELL	GBP	Deutsche Bank AG	7,746,739	10/12/11	12,361,781	12,706,342	(344,561)
SELL	JPY	Credit Suisse Group	3,479,913,927	10/12/11	42,855,819	45,240,376	(2,384,557)
SELL	SEK	Deutsche Bank AG	9,536,157	10/12/11	1,499,893	1,509,950	(10,057)

							$(3,119,452)

Futures Contracts Outstanding at 7/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	198	$24,046,172	September-2011	$571,651
U.S. Treasury Note 10 yr (Long)	USD	60	7,541,250	September-2011	234,165

					$805,816

Swap Agreements at 7/31/11

Expiration		Notional Amount	Counterparty			Cash Flows to Receive	Cash Flows to Pay	Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	3,960,000	Goldman Sachs International	(a	)	1.00% (fixed rate)	(1)	$85,658

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, an A2 rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $5,748.

MFS Intermediate Income Trust Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(3) Derivative Contracts at 7/31/11 - continued

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: if all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At July 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,864,827	132,603,101	(112,387,900)	30,080,028

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$15,906	$30,080,028

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2011, are as follows:

United States	46.8%
United Kingdom	8.0%
Japan	6.6%
France	4.6%
Germany	3.7%
Canada	3.6%
Netherlands	3.3%
Italy	2.7%
Brazil	2.1%
Other Countries	18.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: September 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: September 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2011

*	Print name and title of each signing officer under his or her signature.